FINANCIAL INSTRUMENTS - Schedule of detailed information about classification of financial instruments (Details) - CAD ($)	May 31, 2020	May 31, 2019	May 31, 2018
Financial assets
Cash	$ 4,695,653	$ 4,603,062	$ 4,817,357
Other receivables	51,099	0
Fair value through profit or loss:
Royalty and stream receivables	0	129,960
Marketable securities	36,000	0
Financial assets	4,782,752	4,733,022
Financial liabilities
Accounts payable and accrued liabilities	1,635,627	1,126,982
Loans payable	4,595,440	2,798,975	$ 8,831,653
Financial liabilities	$ 6,231,067	$ 3,925,957